Earnings per Share - Summary of Basic and Diluted Earnings per Share from Operations (Detail) - KRW (₩) ₩ / shares in Units, ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Basic earnings per share [abstract]
Profit (loss) attributable to ordinary shares	₩ 645,571	₩ 461,559	₩ 745,090
Weighted average number of ordinary shares outstanding	245,049,466	245,017,175	244,892,313
Basic earnings per share (In Korean won)	₩ 2,634	₩ 1,884	₩ 3,043
Profit attributable to ordinary shares (In millions of Korean won)	₩ 645,571	₩ 461,559	₩ 745,090
Adjusted net income attributable to ordinary shares (In millions of Korean won)			(67)
Diluted profit attributable to ordinary shares (In millions of Korean won)	₩ 645,571	₩ 461,559	₩ 745,023
Number of dilutive potential ordinary shares outstanding	1,163	79,880	84,245
Weighted average number of ordinary shares outstanding	245,050,629	245,097,055	244,976,558
Diluted earnings per share (In Korean won)	₩ 2,634	₩ 1,883	₩ 3,041